Financial Highlights	12 Months Ended
Dec. 31, 2011
Nature of Operations, Basis of Presentation and Significant Accounting Policies and Financial Highlights [Abstract]
Financial Highlights
(7)	Financial Highlights

Financial highlights for the year ended December 31, 2011, are as follows:

	SERIES A		SERIES B
Total return*
Total return before incentive fees and MF Global reserve	(14.8)%		(20.3)%
Incentive fees	0.0		0.0
MF Global reserve	(0.9)%		(1.3)%

Total return after incentive fees	(15.7)%		(21.6)%

Ratio to average partners’ capital
Operating expenses before incentive fees	8.5%		9.2%
Incentive fees	0.0		0.0
MF Global reserve	0.9%		1.1%

Total expenses	9.4%		10.3%

Net investment loss	(9.4	) %	(10.2	) %
Net asset value per unit, beginning of period	$1,550.72		$1,773.52
Net investment loss	(143.34)		(178.54)
Net loss on investments	(100.90)		(203.54)
Net asset value per unit, end of period	$1,306.48		$1,391.44

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$(246.81)	$(337.97)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$(244.24)	$(382.08)

Financial highlights for the year ended December 31, 2010, are as follows:

	SERIES A	SERIES B
Total return
Total return before incentive fees	14.5%	21.9%
Incentive fees	0.0	0.0

Total return after incentive fees	14.5%	21.9%

Ratio to average partners’ capital
Operating expenses before incentive fees	9.1%	10.1%
Incentive fees	0.0	0.5

Total expenses	9.1%	10.1%

Net investment loss	(9.0)%	(10.1)%
Net asset value per unit, beginning of period	$1,354.49	$1,454.64
Net investment loss	(122.46)	(145.97)
Net gain on investments	318.69	464.85

Net asset value per unit, end of period	$1,550.72	$1,773.52

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average Number of Units during period)	$196.01	$297.46

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit)	$196.23	$318.88